Quarterly Holdings Report
for
Fidelity® Puritan® K6 Fund
May 31, 2024
PUR-K6-NPRT3-0724
1.9893907.104
Common Stocks - 66.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.9%
Entertainment - 0.9%
Live Nation Entertainment, Inc. (a)	6,206	581,750
LiveOne, Inc. (a)	354,306	584,605
Netflix, Inc. (a)	10,048	6,446,998
PodcastOne, Inc.	16,874	32,061
Spotify Technology SA (a)	5,492	1,629,916
The Walt Disney Co.	56,191	5,838,807
Universal Music Group NV	33,989	1,059,223
Universal Music Group NV rights (a)(b)	33,989	9,958
		16,183,318
Interactive Media & Services - 5.0%
Alphabet, Inc. Class C	273,480	47,574,581
Meta Platforms, Inc. Class A (c)	75,716	35,346,500
		82,921,081
TOTAL COMMUNICATION SERVICES		99,104,399
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.3%
General Motors Co.	118,735	5,341,888
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	329,740	58,179,326
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A (a)	39,475	5,721,112
Compass Group PLC	23,773	667,455
Domino's Pizza, Inc.	4,895	2,489,499
Draftkings Holdings, Inc. (a)	8,746	307,247
Hilton Worldwide Holdings, Inc.	28,921	5,801,553
		14,986,866
Household Durables - 0.1%
D.R. Horton, Inc.	12,987	1,919,479
TopBuild Corp. (a)	1,642	686,274
		2,605,753
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A (a)	7,182	1,241,552
Lowe's Companies, Inc.	61,207	13,544,497
Revolve Group, Inc. (a)	3,912	74,641
RH (a)	13,712	3,728,704
The Home Depot, Inc.	339	113,521
TJX Companies, Inc.	72,941	7,520,217
		26,223,132
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	63,029	6,354,233
Moncler SpA	5,474	365,277
On Holding AG (a)	2,707	115,156
Ralph Lauren Corp. Class A	14,798	2,765,450
		9,600,116
TOTAL CONSUMER DISCRETIONARY		116,937,081
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Monster Beverage Corp. (a)	12,126	629,582
Consumer Staples Distribution & Retail - 0.4%
Performance Food Group Co. (a)	11,679	812,858
Target Corp.	10,294	1,607,511
Walmart, Inc.	64,602	4,248,228
		6,668,597
Household Products - 0.1%
Kimberly-Clark Corp.	2,385	317,921
The Clorox Co.	10,577	1,391,510
		1,709,431
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	13,111	1,617,373
L'Oreal SA	182	89,835
		1,707,208
Tobacco - 0.0%
Philip Morris International, Inc.	5,649	572,696
TOTAL CONSUMER STAPLES		11,287,514
ENERGY - 2.2%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	207,267	6,939,299
TechnipFMC PLC	130,741	3,424,107
		10,363,406
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp. (a)	20,606	734,192
Canadian Natural Resources Ltd.	77,515	5,954,599
Cenovus Energy, Inc. (Canada)	484,579	10,100,803
Enterprise Products Partners LP	10,530	300,105
Hess Corp.	8,361	1,288,430
Imperial Oil Ltd.	38,791	2,740,800
ONEOK, Inc.	16,768	1,358,208
Shell PLC ADR	63,704	4,636,377
		27,113,514
TOTAL ENERGY		37,476,920
FINANCIALS - 10.4%
Banks - 2.1%
Citigroup, Inc.	43,533	2,712,541
JPMorgan Chase & Co.	45,005	9,119,363
M&T Bank Corp.	6,711	1,017,388
PNC Financial Services Group, Inc.	22,684	3,570,235
U.S. Bancorp	60,110	2,437,461
UniCredit SpA	30,842	1,227,901
Wells Fargo & Co.	236,295	14,158,796
		34,243,685
Capital Markets - 3.5%
Ares Management Corp. Class A,	44,182	6,192,991
BlackRock, Inc. Class A	7,138	5,510,750
Blue Owl Capital, Inc. Class A	303,908	5,467,305
CME Group, Inc.	12,850	2,608,293
CVC Capital Partners PLC (d)	37,867	735,842
Deutsche Borse AG	5,020	1,000,370
Goldman Sachs Group, Inc.	20,575	9,392,899
Intercontinental Exchange, Inc.	20,496	2,744,414
KKR & Co. LP	69,577	7,155,299
London Stock Exchange Group PLC	56,422	6,613,593
Moody's Corp.	8,845	3,511,377
Morgan Stanley	48,878	4,782,224
MSCI, Inc.	909	450,119
Raymond James Financial, Inc.	7,150	877,663
UBS Group AG	36,718	1,170,570
		58,213,709
Consumer Finance - 0.5%
American Express Co.	12,054	2,892,960
Capital One Financial Corp.	40,612	5,589,430
		8,482,390
Financial Services - 2.8%
Apollo Global Management, Inc.	146,978	17,072,964
Berkshire Hathaway, Inc. Class B (a)	7,412	3,071,533
MasterCard, Inc. Class A	34,398	15,378,314
Visa, Inc. Class A	40,596	11,060,786
		46,583,597
Insurance - 1.5%
Arthur J. Gallagher & Co.	21,074	5,338,676
Chubb Ltd.	31,021	8,401,107
Hartford Financial Services Group, Inc.	50,020	5,174,569
Marsh & McLennan Companies, Inc.	19,032	3,950,663
The Travelers Companies, Inc.	13,231	2,853,927
		25,718,942
TOTAL FINANCIALS		173,242,323
HEALTH CARE - 8.2%
Biotechnology - 1.5%
Avidity Biosciences, Inc. (a)	7,553	202,874
Exact Sciences Corp. (a)	12,226	555,672
Legend Biotech Corp. ADR (a)	16,028	641,280
Madrigal Pharmaceuticals, Inc. (a)(e)	3,291	777,203
Moderna, Inc. (a)	66,894	9,535,740
Nuvalent, Inc. Class A (a)	6,245	409,797
Regeneron Pharmaceuticals, Inc. (a)	12,168	11,926,587
		24,049,153
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	326,995	24,711,012
DexCom, Inc. (a)	2,386	283,385
Edwards Lifesciences Corp. (a)	46,497	4,040,124
Glaukos Corp. (a)	20,448	2,304,899
Intuitive Surgical, Inc. (a)	11,910	4,789,249
Stryker Corp.	7,483	2,552,376
		38,681,045
Health Care Providers & Services - 0.8%
Centene Corp. (a)	71,645	5,129,066
Cigna Group	5,492	1,892,653
Elevance Health, Inc.	1,639	882,569
UnitedHealth Group, Inc.	10,380	5,141,941
		13,046,229
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	22,516	2,936,312
Bruker Corp.	12,587	824,574
Danaher Corp.	31,879	8,186,527
Thermo Fisher Scientific, Inc.	6,425	3,649,272
		15,596,685
Pharmaceuticals - 2.7%
Eli Lilly & Co.	35,068	28,767,683
GSK PLC	54,568	1,224,398
Merck & Co., Inc.	86,261	10,829,206
Novo Nordisk A/S Series B	28,557	3,869,134
		44,690,421
TOTAL HEALTH CARE		136,063,533
INDUSTRIALS - 9.2%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	1,414	130,272
General Dynamics Corp.	30,255	9,069,541
General Electric Co.	55,947	9,239,088
Howmet Aerospace, Inc.	35,276	2,986,113
Spirit AeroSystems Holdings, Inc. Class A (a)	3,256	98,722
The Boeing Co. (a)	51,983	9,232,701
TransDigm Group, Inc.	2,017	2,709,295
Woodward, Inc.	4,801	895,387
		34,361,119
Air Freight & Logistics - 0.3%
FedEx Corp.	16,473	4,183,483
Building Products - 1.5%
Carrier Global Corp.	66,788	4,220,334
The AZEK Co., Inc. Class A, (a)	9,579	459,409
Trane Technologies PLC	62,381	20,427,282
		25,107,025
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	20,513	366,157
Cintas Corp.	5,147	3,489,512
		3,855,669
Construction & Engineering - 0.3%
Centuri Holdings, Inc.	15,302	420,040
Fluor Corp. (a)	94,427	4,098,132
		4,518,172
Electrical Equipment - 2.4%
Eaton Corp. PLC	61,498	20,469,609
GE Vernova LLC	52,358	9,209,772
Hubbell, Inc. Class B	10,609	4,125,734
Nextracker, Inc. Class A (a)	40,585	2,239,074
Prysmian SpA	49,862	3,279,412
		39,323,601
Ground Transportation - 0.4%
Lyft, Inc. (a)	120,044	1,873,887
Uber Technologies, Inc. (a)	83,306	5,378,235
		7,252,122
Industrial Conglomerates - 0.1%
3M Co.	22,146	2,217,700
Machinery - 0.8%
Caterpillar, Inc.	27,928	9,454,187
PACCAR, Inc.	6,896	741,320
Parker Hannifin Corp.	3,486	1,852,879
Pentair PLC	15,807	1,286,374
		13,334,760
Passenger Airlines - 0.0%
Alaska Air Group, Inc. (a)	12,354	519,115
Delta Air Lines, Inc.	4,648	237,141
		756,256
Professional Services - 0.2%
Equifax, Inc.	3,476	804,312
Leidos Holdings, Inc.	10,983	1,615,050
RELX PLC (London Stock Exchange)	7,749	339,924
		2,759,286
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	4,108	792,844
Ferguson PLC	6,630	1,364,056
United Rentals, Inc.	11,785	7,888,997
W.W. Grainger, Inc.	2,711	2,498,078
Watsco, Inc.	6,069	2,882,168
		15,426,143
TOTAL INDUSTRIALS		153,095,336
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	53,206	7,042,878
Flex Ltd. (a)	53,500	1,772,455
		8,815,333
IT Services - 0.2%
Accenture PLC Class A	192	54,200
Shopify, Inc. Class A (a)	39,494	2,336,070
X Holdings Corp. Class A (a)(f)(g)	4,690	136,479
		2,526,749
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	8,938	1,491,752
Analog Devices, Inc.	19,745	4,630,005
Applied Materials, Inc.	8,116	1,745,589
ASML Holding NV (depository receipt)	11,676	11,213,047
Astera Labs, Inc.	1,368	88,291
Broadcom, Inc.	1,109	1,473,362
GlobalFoundries, Inc. (a)	17,992	881,608
Marvell Technology, Inc.	250,522	17,238,419
Micron Technology, Inc.	72,845	9,105,625
Monolithic Power Systems, Inc.	2,148	1,580,133
NVIDIA Corp.	71,916	78,843,668
NXP Semiconductors NV	10,021	2,726,714
Qualcomm, Inc.	21,519	4,390,952
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	106,917	16,148,744
Teradyne, Inc.	54,345	7,659,384
Universal Display Corp.	23,145	4,066,577
		163,283,870
Software - 6.9%
Autodesk, Inc. (a)	818	164,909
Dynatrace, Inc. (a)	20,797	951,047
Fair Isaac Corp. (a)	1,014	1,307,989
HubSpot, Inc. (a)	4,032	2,463,754
Intuit, Inc.	1,454	838,144
Microsoft Corp.	222,088	92,195,380
Salesforce, Inc.	24,580	5,762,535
SAP SE sponsored ADR	2,908	530,536
Synopsys, Inc. (a)	12,294	6,894,475
UiPath, Inc. Class A (a)(e)	145,042	1,778,215
Zoom Video Communications, Inc. Class A (a)	20,673	1,268,082
		114,155,066
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	131,448	25,270,878
Samsung Electronics Co. Ltd.	4,798	254,538
		25,525,416
TOTAL INFORMATION TECHNOLOGY		314,306,434
MATERIALS - 3.3%
Chemicals - 1.4%
Celanese Corp. Class A	8,917	1,355,741
CF Industries Holdings, Inc.	37,633	3,000,479
International Flavors & Fragrances, Inc.	30,684	2,951,187
Linde PLC	29,715	12,941,477
Sherwin-Williams Co.	9,517	2,891,265
		23,140,149
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	9,688	5,542,311
Vulcan Materials Co.	6,228	1,592,936
		7,135,247
Containers & Packaging - 0.3%
Ball Corp.	52,032	3,612,582
International Paper Co.	53,186	2,398,157
		6,010,739
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (United States)	53,840	3,672,426
Freeport-McMoRan, Inc.	223,562	11,788,424
Gold Fields Ltd. sponsored ADR	114,373	1,801,375
Ivanhoe Mines Ltd. (a)	164,281	2,372,097
		19,634,322
TOTAL MATERIALS		55,920,457
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Camden Property Trust (SBI)	5,281	542,095
Equity Residential (SBI)	48,838	3,175,935
Public Storage	13,996	3,832,525
		7,550,555
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	2,383	209,871
TOTAL REAL ESTATE		7,760,426
UTILITIES - 0.4%
Electric Utilities - 0.3%
Constellation Energy Corp.	12,730	2,765,593
NextEra Energy, Inc.	14,277	1,142,446
NRG Energy, Inc.	6,062	491,022
Southern Co.	5,997	480,600
		4,879,661
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	6,617	513,413
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	11,094	239,519
Vistra Corp.	8,584	850,503
		1,090,022
TOTAL UTILITIES		6,483,096
TOTAL COMMON STOCKS (Cost $775,031,730)		1,111,677,519

Fixed-Income Funds - 32.6%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	554,130	57,756,978
Fidelity Investment Grade Bond Central Fund (h)	5,039,922	484,689,327
TOTAL FIXED-INCOME FUNDS (Cost $583,269,999)		542,446,305

Other - 0.0%
	Shares	Value ($)
Other - 0.0%
Fidelity Private Credit Co. LLC (f)(i) (Cost $448,347)	44,602	454,045

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	11,679,786	11,682,122
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	1,858,314	1,858,500
TOTAL MONEY MARKET FUNDS (Cost $13,540,622)		13,540,622

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,372,290,698)	1,668,118,491
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,364,246)
NET ASSETS - 100.0%	1,666,754,245

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	148	6,909,084	540.00	08/16/24	(135,420)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $6,909,084.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $735,842 or 0.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $590,524 or 0.0% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Affiliated Fund
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	6/06/22 - 5/03/24	448,347

X Holdings Corp. Class A	10/25/22	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,334,206	236,111,100	235,763,224	455,241	40	-	11,682,122	0.0%
Fidelity High Income Central Fund	64,331,981	8,452,099	15,978,173	3,677,785	(977,359)	1,928,430	57,756,978	4.3%
Fidelity Investment Grade Bond Central Fund	429,042,334	79,121,853	21,901,981	15,084,076	(2,935,528)	1,362,649	484,689,327	1.2%
Fidelity Securities Lending Cash Central Fund 5.39%	3,701,050	12,122,474	13,965,024	978	-	-	1,858,500	0.0%
Total	508,409,571	335,807,526	287,608,402	19,218,080	(3,912,847)	3,291,079	555,986,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	207,892	262,948	21,238	35,710	(109)	4,552	454,045
	207,892	262,948	21,238	35,710	(109)	4,552	454,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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